Bank Borrowings and Restricted Cash (Details Textuals)					12 Months Ended					12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Dec. 31, 2010 CNY	Jun. 30, 2012 Term Debt Facility [Member] USD ($)	Jun. 30, 2012 Term Debt Facility [Member] CNY	Jun. 30, 2012 Term Debt Facility [Member] NZD	Jun. 30, 2011 Term Debt Facility [Member] USD ($)	Jun. 30, 2011 Term Debt Facility [Member] CNY	Jun. 30, 2012 Amortising Facility [Member] USD ($)	Jun. 30, 2012 Amortising Facility [Member] CNY	Jun. 30, 2012 Amortising Facility [Member] NZD	Jun. 30, 2012 Working Capital Facility [Member] USD ($)	Jun. 30, 2012 Working Capital Facility [Member] CNY	Jun. 30, 2012 Working Capital Facility [Member] NZD	Jun. 30, 2012 Bank Overdraft Guarantee and Trade Facilities [Member] USD ($)	Jun. 30, 2012 Bank Overdraft Guarantee and Trade Facilities [Member] CNY	Jun. 30, 2012 Bank Overdraft Guarantee and Trade Facilities [Member] NZD	Jun. 30, 2012 Acquisition Debt Member [Member] Bank [Member] USD ($)	Jun. 30, 2012 Acquisition Debt Member [Member] Bank [Member] CNY	Jun. 30, 2012 Acquisition Debt Member [Member] Bank [Member] NZD	Jun. 30, 2012 Acquisition Debt Member [Member] Livestock Improvement Company [Member] USD ($)	Jun. 30, 2012 Acquisition Debt Member [Member] Livestock Improvement Company [Member] CNY	Jun. 30, 2012 Acquisition Debt Member [Member] Livestock Improvement Company [Member] NZD	Jun. 30, 2012 Loan Facilities [Member] Bank [Member] USD ($)	Jun. 30, 2012 Loan Facilities [Member] Bank [Member] CNY	Jun. 30, 2012 Loan Facilities [Member] Two Banks [Member] Minimum [Member]	Jun. 30, 2012 Loan Facilities [Member] Two Banks [Member] Maximum [Member]	Jun. 30, 2012 Loan Facilities [Member] Six Banks [Member] USD ($)	Jun. 30, 2012 Loan Facilities [Member] Six Banks [Member] CNY	Jun. 30, 2012 Pledged Deposit [Member] Bank [Member] USD ($)	Jun. 30, 2012 Pledged Deposit [Member] Two Banks [Member] USD ($)	Jun. 30, 2012 Pledged Deposit [Member] Two Banks [Member] CNY
Short-term facilities	$ 65,689,000	417,323,000	281,918,000	59,604,000				$ 75,200,000	485,900,000
Long-term bank borrowing, net of current portion	107,580,000	683,456,000	1,228,993,000	0				190,100,000	1,229,000,000
Line of Credit Facility, Current Borrowing Capacity					102,500,000	650,900,000	130,000,000			30,700,000	195,200,000	39,000,000	47,300,000	300,400,000	60,000,000
Line of Credit Facility, Expiration Date					Jul. 31, 2014	Jul. 31, 2014	Jul. 31, 2014			Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2012	Jul. 31, 2014	Jul. 31, 2014	Jul. 31, 2014				Oct. 31, 2012	Oct. 31, 2012	Oct. 31, 2012	Oct. 31, 2012	Oct. 31, 2012	Oct. 31, 2012	Apr. 06, 2013	Apr. 06, 2013	Jan. 11, 2013	Apr. 13, 2013
Line Of Credit Facility Extended Expiration Date																			Feb. 27, 2014	Feb. 27, 2014	Feb. 27, 2014
Line of Credit Facility, Amount Outstanding	48,400,000	307,800,000			78,800,000	500,700,000	100,000,000			9,100,000	57,600,000	11,500,000	0			36,600,000	232,800,000	46,500,000	19,700,000	125,200,000	25,000,000	7,900,000	50,700,000	10,000,000	9,800,000	62,000,000			18,700,000	118,500,000
Line of Credit Facility, Remaining Borrowing Capacity					23,600,000	150,200,000	30,000,000			21,700,000	137,700,000	27,500,000
Line of Credit Facility, Currency					NZ$	NZ$	NZ$			NZ$	NZ$	NZ$	NZ$	NZ$	NZ$	NZ$	NZ$	NZ$	NZ$	NZ$	NZ$	NZ$	NZ$	NZ$	RMB	RMB
Restricted cash	$ 62,759,000	398,706,000	456,250,000	136,000,000																											$ 10,000,000	$ 52,800,000	335,500,000
Debt, Weighted Average Interest Rate																																4.50%	4.50%